Operating Expenses and Commissions - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses incurred (insurance and non-insurance):
Employee expenses	$ 6,629	$ 6,144
Premises and equipment	197	216
Capital asset depreciation	262	249
Service fees	1,350	1,220
Amortization and impairment of intangible assets and goodwill	678	349
Other expenses	2,944	2,610
Total operating expenses incurred (insurance and non-insurance)	12,060	10,788
Total commissions incurred (insurance and non-insurance)	3,257	3,032
Total operating expenses and commissions incurred (insurance and non-insurance)	15,317	13,820
Less: Amounts directly attributable to the acquisition and fulfillment of insurance contracts	6,551	5,825
Total operating expenses and commissions	8,766	7,995
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	5,977	5,605
Share-based payments	610	491
Other personnel costs	42	48
Total employee expenses	6,629	6,144
Insurance
Operating expenses incurred (insurance and non-insurance):
Total commissions incurred (insurance and non-insurance)	2,243	2,084
Non-insurance
Operating expenses incurred (insurance and non-insurance):
Total commissions incurred (insurance and non-insurance)	$ 1,014	$ 948